SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Details) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2020	May 31, 2019	Aug. 31, 2019
Warrants	49,060
Convertible notes	$ 101,716
Furniture [Member]
Estimated useful life of fixed asset	7 years		5 years
Appliances [Member]
Estimated useful life of fixed asset	5 years		7 years